Corporate debt, Breakdown of corporate debt (Details) $ in Thousands, € in Millions		9 Months Ended
	Feb. 10, 2017 EUR (€) Swap	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Corporate debt [Abstract]
Non-current		$ 674,991	$ 415,168
Current		11,418	268,905
Total Corporate Debt		686,409	$ 684,073
Note Issuance Facility [Member]
Corporate debt [Abstract]
Total Corporate Debt		$ 293,354
Principal amount | €	€ 275
Number of interest rate swaps | Swap	2
Fixed interest rate	5.50%
Note Issuance Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate	4.90%
Series 1 Notes [Member]
Corporate debt [Abstract]
Maturity date		2022
Series 2 Notes [Member]
Corporate debt [Abstract]
Maturity date		2023
Series 3 Notes [Member]
Corporate debt [Abstract]
Maturity date		2024